CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 553,079	$ 549,543
Restricted cash	534,707	439,961
Accounts receivable trade, net of allowance of $31,817 and $28,156 as of December 31, 2014 and 2015, respectively	426,803	366,939
Accounts receivable, unbilled	8,206	27,126
Amounts due from related parties	104,579	4,217
Inventories	334,489	432,325
Value added tax recoverable	44,615	20,271
Advances to suppliers - current, net of allowance of $9,301 and $6,498 as of December 31, 2014 and 2015, respectively	31,886	47,172
Derivative assets - current	6,259	9,643
Project assets - current	111,317	235,228
Deferred tax assets - current	30,013	40,810
Prepaid expenses and other current assets	78,140	142,651
Total current assets	2,264,093	2,315,886
Restricted cash - non-current	46,897	35,224
Property, plant and equipment, net	331,052	372,481
Solar power systems, net	1,200,441	96,868
Deferred tax assets - non-current	97,134	66,856
Advances to suppliers - non-current, net of allowance of $28,434 and $22,131 as of December 31, 2014 and 2015, respectively	27,745	481
Prepaid land use rights	29,092	13,286
Investments in affiliates	187,131	38,823
Intangible assets, net	78,938	6,606
Goodwill	7,609
Derivative assets - non-current	2,072
Project assets - non-current	2,814	69,283
Other non-current assets	142,236	56,630
TOTAL ASSETS	4,417,254	3,072,424
Current liabilities:
Short-term borrowings	1,156,576	725,513
Accounts payable	512,510	412,937
Short-term notes payable	473,247	388,052
Amounts due to related parties	90,002	17,592
Other payables	159,886	112,584
Advances from customers	76,207	111,974
Derivative liabilities - current	35,228	445
Deferred tax liabilities - current	1,426	94,711
Other current liabilities	151,242	85,457
Total current liabilities	2,656,324	1,949,265
Accrued warranty costs	65,193	54,644
Convertible notes	150,000	150,000
Long-term borrowings	606,577	134,300
Derivatives liabilities - non-current	17,358
Liability for uncertain tax positions	14,468	15,579
Deferred tax liabilities - non-current	19,030	10,345
Loss contingency accruals	23,500	26,206
Other non-current liabilities	32,294
TOTAL LIABILITIES	$ 3,584,744	$ 2,340,339
Commitments and contingencies (Note 21)
Redeemable non-controlling interests		$ 2,511
Equity:
Common shares - no par value: unlimited authorized shares, 55,161,856 and 55,965,443 shares issued and outstanding at December 31, 2014 and 2015, respectively	$ 677,103	675,236
Additional paid-in capital	(17,139)	(25,682)
Retained earnings	218,860	46,999
Accumulated other comprehensive income (loss)	(59,856)	20,058
Total Canadian Solar Inc. shareholders' equity	818,968	716,611
Non-controlling interests in subsidiaries	13,542	12,963
TOTAL EQUITY	832,510	729,574
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTERESTS AND EQUITY	$ 4,417,254	$ 3,072,424